Merger - Summary of Shares of Common Stock Issued and Outstanding in Business Combination (Details) - shares	Jul. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Owlet equity holders (in shares)	90,824,573
Founder Shares (in shares)	5,750,000
Owlet common stock immediately after merger (in shares)	112,783,800
Owlet equity holders percentage	81.00%
Founder Shares percentage	5.00%
Owlet common stock immediately after Merger percentage	100.00%
Number of options outstanding (in shares)		10,357,495	10,215,834	9,899,765
Common stock, shares outstanding (in shares)		112,996,568	22,118,619
Sandbridge
Business Acquisition [Line Items]
SBG public stockholders (in shares)	3,241,227
SBG public stockholders percentage	3.00%
PIPE Investors
Business Acquisition [Line Items]
PIPE investors (in shares)	12,968,000
PIPE investors percentage	11.00%
Old Owlet
Business Acquisition [Line Items]
Number of options outstanding (in shares)	3,150,463
Common stock, shares outstanding (in shares)	2,807,500